Annual Total Returns- DWS ESG International Core Equity Fund (Class T) [BarChart] - Class T - DWS ESG International Core Equity Fund - Class T	2015	2016	2017	2018	2019	2020
Total	4.13%	(3.26%)	25.32%	(19.73%)	25.61%	9.65%